Other (Income)/Deductions - Net - Footnotes - Commitments and Contingencies (Details) - Pending Litigation [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Patent Matter [Member]
Loss Contingencies [Line Items]
Litigation settlement expense		$ 79
Celebrex [Member]
Loss Contingencies [Line Items]
Litigation settlement expense		$ 94
Litigation settlement, amount awarded to other party	$ 94
Celebrex and Bextra [Member] | Product Safety Misrepresentation [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party			$ 486